Our people - Reportable Segment Distribution of Staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Average number of staff	104,163	132,823	133,903
Global Integrated Agencies [member]
Disclosure of operating segments [line items]
Average number of staff	79,937	82,295	83,015
Data investment management [member]
Disclosure of operating segments [line items]
Average number of staff	1,341	26,325	27,813
Public relations [member]
Disclosure of operating segments [line items]
Average number of staff	6,810	6,890	6,891
Specialist agencies [member]
Disclosure of operating segments [line items]
Average number of staff	16,075	17,313	16,184